Profit Appropriation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit Appropriation [Line Items]
Total amount of profits contributed to funds	$ 7,879	$ 1,461	$ 300,000
Total balance of profits contributed to funds	$ 57,600,000	$ 57,600,000
China Foreign Investment Enterprises Law [Member]
Profit Appropriation [Line Items]
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
Chinese Company Law [Member]
Profit Appropriation [Line Items]
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%
Chinese Company Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as statutory surplus fund	10.00%